Capital and reserves (Tables)	9 Months Ended
Mar. 31, 2022
Capital and reserves
Summary of analysis of the Company's issued shares

	As at June 30, 2021 and March 31, 2022,
	Number of shares	Share capital
		RMB’000
Class A ordinary shares	897,275,873	69
Class B ordinary shares	328,290,482	23
	1,225,566,355	92

Summary of share repurchases

	Number of	Highest	Lowest
	shares	price paid	price paid	Aggregate
Month	repurchased	per share	per share	price paid
		USD	USD	USD’000
December 2021	809,040	2.50	2.34	1,979
January 2022	674,036	2.48	2.23	1,624
February 2022	700,712	2.48	2.03	1,638
March 2022	1,612,600	2.48	1.58	3,371
				8,612
Equivalent to RMB’000				54,704